Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 3,669,627	$ 7,272
Direct costs of revenue	(2,680,658)	(14,666)
Other operating costs	(241,103)	(2,802,735)
Profit/(Loss) from operations	747,866	(2,810,129)
General and administrative expenses	(1,104,234)	(692,947)
Finance expenses	(14,903)
Fair Value changes for 2024 digital assets	357,308
Loss before tax	(13,964)	(3,503,076)
Income tax
Loss after tax	(13,964)	(3,503,076)
Foreign exchange adjustment	(17,382)	45,292
Comprehensive loss for the period	$ (31,346)	$ (3,457,784)
Basic loss per ordinary share	$ (0.001)	$ (0.097)
Diluted loss per ordinary share	$ (0.001)	$ (0.097)
Basic average number of ordinary shares outstanding	35,554,677	35,554,677
Diluted average number of ordinary shares outstanding	35,554,677	35,554,677